Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Opening Balance	$ 11,053	$ 8,038
Additions	783	861
Use	(48)	(45)
Accruals and charges	571	386
Others	(6)	(9)
Translation adjustment	982	485
Closing Balance	$ 13,335	$ 9,716